Goodwill and Other Intangible Assets	12 Months Ended
Mar. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Other Intangible Assets
7.	GOODWILL AND OTHER INTANGIBLE ASSETS
The following is a summary of the changes in the carrying value of goodwill by reportable segment, for the fiscal years ended March 31, 2020 and 2019:

Systems & Support
March 31, 2019	$583,225
Effect of exchange rate changes	(3,577)
Impairment of goodwill	(66,121)

March 31, 2020	$513,527

Systems & Support
March 31, 2018	$592,828
Goodwill associated with dispositions	(2,788)
Effect of exchange rate changes	(6,815)

March 31, 2019	$583,225

As of March 31, 2020 and 2019, Aerospace Structures had gross goodwill of $1,166,773 and $1,246,454, respectively, which was fully impaired. As of March 31, 2020 and 2019, Systems & Support had gross goodwill of $579,649 and $583,225, respectively, and accumulated goodwill impairment of $66,121 and $0, respectively.
Intangible Assets
The components of intangible assets, net are as follows:

	March 31, 2020
	Weighted- Average Life (in Years)	Gross Carrying Amount	Accumulated Amortization	Net
Customer relationships	17.7	$550,131	$(276,980)	$273,151
Product rights, technology and licenses	11.4	54,676	(46,180)	8,496
Noncompete agreements and other	16.7	2,656	(1,208)	1,448
Tradenames	10.0	150,000	(51,127)	98,873

Total intangibles, net		$757,463	$(375,495)	$381,968

	March 31, 2019
	Weighted- Average Life (in Years)	Gross Carrying Amount	Accumulated Amortization	Net
Customer relationships	17.7	$551,093	$(245,626)	$305,467
Product rights, technology and licenses	11.4	54,850	(43,978)	10,872
Noncompete agreements and other	16.7	2,656	(1,041)	1,615
Tradenames	10.0	150,000	(37,000)	113,000

Total intangibles, net		$758,599	$(327,645)	$430,954

Amortization expense for the fiscal years ended March 31, 2020, 2019, and 2018, was $48,311, $52,581, and $56,495, respectively. Amortization expense for the five fiscal years succeeding March 31, 2020, by year is expected to be as follows: 2021: $48,139; 2022: $47,898; 2023: $47,898; 2024: $47,898; 2025: $47,898, and thereafter: $142,237.